OVERVIEW (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Secondary sale amount	$ 68,855	$ 68,855